Investment contract liabilities	12 Months Ended
Dec. 31, 2023
Miscellaneous liabilities [abstract]
Investment contract liabilities
30.	Investment contract liabilities
Details of investment contract liabilities as of December 31, 2022 and 2023 are as follow:

	2022		2023
Financial liabilities measured at amortized cost (*)	~~W~~	2,133,586	1,572,685

(*)	This is retirement pension policyholder reserve.